Shareholders' equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Dividends declared					$ 43.3				$ 45.8
Dividends paid									$ 45.8	$ 43.3
Dividends paid per share	$ 0.0575	$ 0.0575	$ 0.055	$ 0.055	$ 0.055	$ 0.055	$ 0.0525	$ 0.0525
Number of shares issued from treasury									0	0